Derivative Liabilities	12 Months Ended
Dec. 31, 2011
Derivative Liabilities [Abstract] {1}
Derivative Liabilities

(5)           Derivative Liabilities

Our derivative liability instruments were measured at fair value using the Black-Scholes model. We evaluated the use of other valuation models and determined that given the fact pattern these methods were not anticipated to be materially different from the amounts calculated using the Black-Scholes model.  This determination was based on management’s belief that the likelihood of another round of financing prior to the expiration of the Exchange Feature is remote, and another round of financing with terms more favorable to new investors is even more remote.  If another round of financing were to occur, we believe that our need for an additional round of financing by July 2012 would most likely be driven by significant growth in our business.  This growth would likely result in more favorable terms to us, thus rendering the instruments subject to the Exchange Feature with nominal value.  As a result, we believe that the Black-Scholes model was an appropriate method for valuing the warrants and additional investment rights subject to the Exchange Feature

Derivative Warrant Liability

We have warrants outstanding from the convertible notes payable financing with potentially variable terms that could allow for the reduction in the exercise price of the warrants in the event that, prior to July 29, 2012, we complete an additional round of debt financing with new investors that calls for better economic terms. We accounted for these warrants in accordance with FASB ASC Topic 815.

We recognize all of our warrants subject to the Exchange Feature as a derivative liability in our consolidated balance sheet.  The derivative liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative liability have no effect on our cash flows.

The revaluation of these warrants at the end of the reporting period resulted in the recognition of a $40,000 gain within our consolidated statements of operations for the year ended December 31, 2011, under the caption “Change in fair value of derivative liabilities”.  The fair value of these warrants at December 31, 2011 was $126,000, which is reported on the consolidated balance sheet under the caption “Derivative Warrant Liability”.

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

We have determined our derivative warrant liability to be a Level 3 fair value measurement.  The fair value as of July 29, 2011 (the issuance date) and December 31, 2011 required the data inputs listed in the table below:

	July 29, 2011	December 31, 2011
Exercise price	$1.50	$1.50
Term (years)	4.75	4.33
Risk-free interest rate	1.35%	0.83%
Estimated volatility	82%	79%
Dividend rate	-0-	-0-
Stock Price	$0.85	$0.76

Derivative Additional Investment Rights Liability

We have Additional Investment Rights outstanding with terms that could allow for more beneficial consideration to the note holders in the event that, prior to July 29, 2012, we complete an additional round of debt financing with new investors that calls for better economic terms. We accounted for these Additional Investment Rights in accordance with FASB ASC Topic 815.

We recognize all of our Additional Investment Rights subject to the Exchange Feature as derivative liabilities in our consolidated balance sheet.  The derivative liability is revalued at each reporting period and changes in fair value are recognized in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative Additional Investment Rights liability have no effect on our cash flows.

The revaluation of the Additional Investment Rights at each reporting period resulted in the recognition of a $22,000 gain within our consolidated statements of operations for the year ended December 31, 2011, under the caption “Change in fair value of derivative liabilities”.  The fair value of the Additional Investments Rights at December 31, 2011 was $235,000, which is reported on the consolidated balance sheet under the caption “Derivative Additional Investment Rights Liability”

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

We have determined that our derivative additional investment rights liability to be a Level 3 fair value measurement.  The fair value as of July 29, 2011(the issuance date) and December 31, 2011 required the data inputs listed in the table below:

	July 29, 2011	December 31, 2011
Conversion price (range)	$1.00-$2.00	$1.00-$2.00
Term (years)	3.00	2.58
Risk-free interest rate	0.55%	0.36%
Estimated volatility	82%	79%
Dividend rate	-0-	-0-
Stock price	$0.85	$0.76